SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2018
Statements Line Items
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
18.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Year ended
	December 31,	December 31,
	2018	2017

Net changes in non-cash working capital:
Accounts receivable	$7,303	$(8,520)
Inventories	(3,304)	884
Prepaid expenses	(793)	126
Accounts payable and accrued liabilities	421	963
Income taxes payable	865	(1,446)
	$4,492	$(7,993)

Non-cash financing and investing activities:
Reclamation included in mineral property, plant and equipment	63	50
Fair value of exercised options allocated to share capital	131	65
Fair value of performance share units allocated to share capital	-	439
Fair value of shares issued on property acquisition	-	500

Other cash disbursements:
Income taxes paid	3,449	8,015
Special mining duty paid	1,012	2,020